Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Contract assets	$ 48,998	$ 85,018	$ 0
Prepaid insurance	291,806
Insurance recovery receivable		136,250
Prepaid employee benefits		2,000	10,722
Prepaid rent		0	11,201
Other		47,380	17,770
Other	31,257	49,380
Prepaid expenses and other current assets	$ 372,061	$ 270,648	$ 39,693